DIVIDENDS PAID AND PROPOSED	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
DIVIDENDS PAID AND PROPOSED	DIVIDENDS PAID AND PROPOSED
There were no dividends declared by VEON Ltd in the six-month period ended June 30, 2023.
The Company makes appropriate tax withholding of up to 15% when dividends are paid to the Company’s share depository, The Bank of New York Mellon. For ordinary shareholders at Euronext Amsterdam, dividends are paid in euro.
There were US$30 dividends declared by subsidiaries within the VEON Group to non-controlling interests in the six-month period ended June 30, 2023.